Fair Value of Financial Instruments and Risk Management - Volume of Derivative Activity (Details) GJ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025 GJ GWh	Dec. 31, 2024 GJ GWh
Electricity swap contracts, Energy contracts subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / gj) | GWh	966	774
Electricity power purchase contracts, Energy contracts subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / gj) | GWh	557	430
Gas swap contracts, Energy contracts subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / gj) | GJ	218	236
Gas supply contract, Energy contracts subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / gj) | GJ	147	105
Wholesale trading contracts, Energy contracts not subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / gj) | GWh	4,229	1,499
Gas swap contracts, Energy Contracts not subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / gj) | GJ	1	3